Retirement benefits - Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 935.1	$ 10.0	₨ 649.8
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	935.1		649.8
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	19,713.0	210.0	18,972.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	16,703.4		15,803.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	1,491.7		1,799.5
Fair Value Measurements Using Significant other observable inputs (Level 2) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	1,456.0		1,131.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	61.9		238.9
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	840.2	$ 9.0	769.1
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	840.2		769.1
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Government Securities Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Debenture and Bonds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Other Funds Managed by Trust
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 0.0		₨ 0.0